Share Incentive Plans (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common Shares Subject to Options, Beginning Balance	10,106,488	11,349,750	9,473,259
Common Shares Subject to Options, Awards granted	1,491,311	1,436,115	2,541,005
Stock Options Exercised	(2,945,950)	(2,506,645)	(422,713)
Common Shares Subject to Options, Awards forfeited	(41,559)	(76,275)	(146,151)
Common Shares Subject to Options, Awards expired	(16,270)	(96,457)	(95,650)
Common Shares Subject to Options, Ending Balance	8,594,020	10,106,488	11,349,750
Weighted Average Exercise Price per option, Beginning Balance	$ 33.00	$ 32.03	$ 33.94
Weighted Average Exercise Price per option, Awards granted	$ 53.70	$ 33.59	$ 23.08
Weighted Average Exercise Price per option, Awards exercised/vested	$ 32.27	$ 28.68	$ 21.62
Weighted Average Exercise Price per option, Awards forfeited	$ 35.14	$ 29.43	$ 30.07
Weighted Average Exercise Price per option, Awards expired	$ 44.13	$ 42.69	$ 32.21
Weighted Average Exercise Price per option, Ending Balance	$ 36.81	$ 33.00	$ 32.03
Restricted Shares, Beginning Balance	911,950	954,366	996,011
Restricted Shares, Awards granted	170,588	270,805	362,997
Restricted share grants, net	(258,068)	(278,183)	(340,362)
Restricted Shares, Awards forfeited	(126,960)	(35,038)	(64,280)
Restricted Shares, Awards Expired	0	0	0
Restricted Shares, Ending Balance	697,510	911,950	954,366
Weighted Average Fair Value per Restricted Share, Beginning Balance	$ 32.05	$ 37.10	$ 44.16
Weighted Average Fair Value per Restricted Share, Awards granted	$ 53.99	$ 34.85	$ 22.62
Weighted Average Fair Value per Restricted Share, Awards exercised/vested	$ 38.32	$ 52.25	$ 42.67
Weighted Average Fair Value per Restricted Share, Awards forfeited	$ 37.19	$ 30.84	$ 35.28
Weighted Average Fair Value per Restricted Share, Awards Expired	$ 0.00	$ 0.00	$ 0.00
Weighted Average Fair Value per Restricted Share, Ending Balance	$ 34.17	$ 32.05	$ 37.10
LTIP Unit, Beginning Balance	247,508	154,616	0
LTIP Units, Awards Granted	223,452	94,096	155,189
LTIP Unit, Awards exercised/vested	(101,988)	0	0
LTIP Unit, Awards forfeited	(1,352)	(1,204)	(573)
LTIP unit, Awards Expired	0	0	0
LTIP Unit, Ending Balance	367,620	247,508	154,616
Weighted Average Fair Value per LTIP Unit, Beginning Balance	$ 25.62	$ 21.11	$ 0.00
Weighted Average Fair Value per LTIP Unit, Awards granted	$ 46.64	$ 32.97	$ 21.11
Weighted Average Fair Value per LTIP Unit, Awards exercised/vested	$ 38.57	$ 0	$ 0
Weighted Average Fair Value per LTIP Unit, Awards forfeited	$ 27.79	$ 21.11	$ 21.11
Weighted Average Fair Value per LTIP Unit, Awards Expired	$ 0	$ 0	$ 0
Weighted Average Fair Value per LTIP Unit, Ending Balance	$ 34.80	$ 25.62	$ 21.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 14.0	$ 9.1	$ 8.0
Long Term Investment Plan Units [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 5.5